Fresh-Start Reporting - Sources and uses of cash (Details)-10K - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022
Uses:
Net (decrease) increase in cash, cash equivalents and restricted cash	$ (88,268)	$ 33,217
Less: Current portion	(37,795)		$ (4,800)
Long-term debt, net of current portion	$ 585,072		$ 462,185